Other current liabilities	12 Months Ended
Dec. 31, 2025
Other current liabilities [Abstract]
Other current liabilities
14. Other current liabilities

	Year ended December 31,
	2025	2024
	$’000	$’000
Accruals	3,340	3,868
Social security payable	495	385
Other liabilities	407	704
	4,242	4,957

Other current liabilities mainly comprise accruals for operating expenses and employee tax payable and are expected to be settled within one year.